Redeemable convertible preferred stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock [Abstract]
Redeemable convertible preferred stock

Note 10 — Redeemable convertible preferred stock

A summary of the authorized and issued and outstanding redeemable convertible preferred stock (collectively, the “Preferred Stock”) as of June 30, 2021 and December 31, 2020, consist of the following:

Preferred Stock	Authorized Shares	Issued and Outstanding Shares	Original Issuance, Net	Carrying Value	Liquidation Preference
December 31, 2020
Series A	7,363,856	7,363,856	$8,823,381	$8,823,381	$8,831,988
Series B	11,247,313	11,090,568	15,137,773	15,137,773	15,489,087
Series C	18,581,768	18,581,768	30,892,828	30,892,828	31,167,199
Series C-1	665,428	665,428	1,004,530	1,116,142	1,004,530
Series C-2	7,675,798	7,675,798	19,638,170	19,638,170	19,999,998
Series D	17,748,512	9,374,786	64,661,690	64,661,690	69,194,358
Series D-1	8,283,574	8,283,574	31,254,753	42,329,063	31,254,753
	71,566,249	63,035,778	$171,413,125	$182,599,047	$176,941,913

June 30, 2021
Series A	7,363,856	7,363,856	$8,823,381	$8,823,381	$8,831,988
Series B	11,247,313	11,090,568	15,137,773	15,137,773	15,489,087
Series C	18,581,768	18,581,768	30,892,828	30,892,828	31,167,199
Series C-1	665,428	665,428	1,004,530	1,116,142	1,004,530
Series C-2	7,675,798	7,675,798	19,638,170	19,638,170	19,999,998
Series D	17,748,512	13,266,042	92,092,367	92,092,367	97,915,329
Series D-1	8,283,574	8,283,574	31,254,753	42,329,063	31,254,753
	71,566,249	66,927,034	$198,843,802	$210,029,724	$205,662,884

The Preferred Stock is presented outside of permanent equity in the consolidated financial statements due to the redemption provisions outside of the Company’s control in the event of a deemed liquidation, including a merger or consolidation in which the holders of Common Stock and Preferred Stock hold less than 50% of the post-merger entity. The redemption amount is not adjusted as a deemed liquidation and is not probable, therefore the Preferred Stock is not probable of becoming redeemable.

Conversion

Each share of Preferred Stock is convertible into fully paid and non-assessable Class A Common Stock, at the option of the holder, at any time. The conversion rate is determined by dividing the original issue price by the conversion price. Both the original issuance price and conversion price per share are $1.20, $1.40, $1.68, $1.51, $2.61, $7.38 and $3.77 for Series A, Series B, Series C, Series C-1, Series C-2, Series D and Series D-1, respectively. As of December 31, 2020, all 8,283,574 shares of Series D-1 were issued upon conversion of convertible notes at a 26% discount to the issuance price, resulting in an increase in carrying value of $11.1 million. The conversion ratio for all series of Preferred Stock is 1:1. The conversion price would be adjusted upon issuance of additional shares of Common Stock (including Common Stock deemed issued by the issuance of options or convertible securities) for consideration less than the applicable conversion price for each series of Preferred Stock, stock splits and combinations, distributions payable on the Common Stock in additional shares of Common Stock, other securities of the Company or other property, merger or reorganization in which the Common Stock is exchanged for securities, cash or other property.

The Company has the right to redeem up to a third of the originally issued shares of Series A Preferred Stock (including Common Stock resulting from the conversion thereof), at a redemption price equal to the Series A original issue price plus a premium of 75%, 150% or 225% thereon if the redemption occurs in the first year, two years or three years respectively of the issuance date. The redemption right terminates after the third anniversary of the issuance date. In the event of redemption of any shares of Series A Preferred Stock, the conversion rights of the shares designated for redemption will terminate on the last full day preceding the date fixed for redemption if the redemption price is fully paid on the redemption date.

Upon any conversion, no adjustment to the conversion price will be made for any declared but unpaid dividends on the Preferred Stock surrendered for conversion or on the Class A Common Stock delivered upon conversion.

All outstanding shares of Preferred Stock shall be mandatorily converted to shares of Class A Common Stock upon the following: (i) a closing of the sale of Common Stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, resulting in at least $275.0 million of proceeds (net of underwriting discounts and commissions), or (ii) at the date and time, or occurrence of an event, specified by vote or written consent of a majority of the then-outstanding Preferred Stock voting together.

Dividend rights

The Company shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company (other than dividends on shares of Common Stock payable in shares of Common Stock) unless (in addition to the obtaining of any consents required elsewhere in the Certificate of Incorporation) the holders of the Preferred Stock then outstanding shall, on a pari passu basis, first receive, or simultaneously receive, a dividend on each outstanding share of Preferred Stock in an amount at least equal to that dividend per share of Preferred Stock as would equal the product of (i) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into Common Stock and (ii) the number of shares of Common Stock issuable upon conversion of a share of the applicable series of Preferred Stock, in each case calculated on the record date for determination of holders entitled to receive such dividend; provided that, if the Company declares, pays or sets aside, on the same date, a dividend on shares of more than one class or series of capital stock of the Company, the dividend payable to the holders of Preferred Stock shall be calculated based upon the dividend on the class or series of capital stock that would result in the highest dividend.

Voting rights

On any matter presented to the stockholders of the Company at any meeting of the stockholders, the holders of Preferred Stock are entitled to cast the number of votes equal to the number of shares of Preferred Stock held. Holders of Preferred Stock vote together as a single class with the holders of the Company’s Common Stock.

The holders of Series D and Series D-1 Preferred Stock voting as a separate class shall be entitled to elect one member of the Volta Board. The holders of Series C, Series C-1 and Series C-2 Preferred Stock voting as a separate class shall be entitled to elect one member of the Volta Board. The holders of Series B Preferred Stock voting as a separate class shall be entitled to elect one member of the Volta Board. The holders of Common Stock voting as a separate class shall be entitled to elect two members of the Volta Board.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, or a deemed liquidation event (a merger or consolidation in which the holders of Common Stock and Preferred Stock hold less than 50% of the post-merger entity or a sale of substantially all of the Company’s assets), the holders of Preferred Stock are entitled to receive assets of the Company in preference to any distribution to holders of Common Stock. Assets available for distribution to holders of Preferred Stock are made on a pari passu basis to all series of Preferred Stock. Payment to Preferred Stock holders shall be made according to this order of preference for an amount (liquidation amount) equal to the greater of (i) original issue price per share, plus any dividends declared but unpaid or (ii) an amount per share that would have been payable had all shares of each Preferred Stock series been converted into Common Stock immediately prior to any such event of liquidation. If upon any such event of liquidation, dissolution, or winding up of the Company, the assets of the Company available for distribution are insufficient, the holders of Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the number of shares held.

Redemption

The holders of Preferred Stock have no voluntary rights to redeem shares. If a deemed liquidation event occurs and the Company does not effect a dissolution of the Company, the holders of the Preferred Stock have the right to require the Company to redeem the Preferred Stock at the same amount as the liquidation amount. Although the Preferred Stock is not mandatorily or currently redeemable, a deemed liquidation would constitute an event outside the Company’s control in which the Company would be obligated to redeem the Preferred Stock.

Note 9 — Redeemable convertible preferred stock

A summary of the authorized and issued and outstanding redeemable convertible preferred stock (collectively, the “Preferred Stock”) as of December 31, 2020 and 2019, consist of the following:

Preferred Stock	Authorized Shares	Issued and Outstanding Shares	Original Issuance, Net	Carrying Value	Liquidation Preference
December 31, 2019
Series A	7,363,856	7,363,856	$8,831,988	$8,823,381	$8,832,209
Series B	11,247,313	11,090,568	15,489,087	15,137,773	15,489,087
Series C	18,581,768	18,581,768	31,167,199	30,892,828	31,167,199
Series C-1	665,428	665,428	1,004,530	1,116,142	1,116,142
Series C-2	7,675,798	7,675,798	19,999,998	19,638,170	20,000,059
	45,534,163	45,377,418	$76,492,802	$75,608,294	$76,604,696
Preferred Stock	Authorized Shares	Issued and Outstanding Shares	Original Issuance, Net	Carrying Value	Liquidation Preference
December 31, 2020
Series A	7,363,856	7,363,856	$8,823,381	$8,823,381	$8,831,988
Series B	11,247,313	11,090,568	15,137,773	15,137,773	15,489,087
Series C	18,581,768	18,581,768	30,892,828	30,892,828	31,167,199
Series C-1	665,428	665,428	1,004,530	1,116,142	1,004,530
Series C-2	7,675,798	7,675,798	19,638,170	19,638,170	19,999,998
Series D	17,748,512	9,374,786	64,661,690	64,661,690	69,194,358
Series D-1	8,283,574	8,283,574	31,254,753	42,329,063	31,254,753
	71,566,249	63,035,778	$171,413,125	$182,599,047	$176,941,913

The Preferred Stock is presented outside of permanent equity in the consolidated financial statements due to the redemption provisions outside of the Company’s control in the event of a deemed liquidation, including a merger or consolidation in which the holders of Common Stock and Preferred Stock hold less than 50% of the post-merger entity. The redemption amount is not adjusted as a deemed liquidation is not probable, therefore the Preferred Stock is not probable of becoming redeemable.

Conversion

Each share of Preferred Stock is convertible into fully paid and non-assessable Class A Common Stock, at the option of the holder, at any time. The conversion rate is determined by dividing the original issue price by the conversion price. Both the original issuance price and conversion price per share are $1.20, $1.40, $1.68, $1.51, $2.61, $7.38 and $3.77 for Series A, Series B, Series C, Series C-1, Series C-2, Series D and Series D-1, respectively. All 8,283,574 shares of Series D-1 were issued upon conversion of convertible notes at a 26% discount to the issuance price, resulting in an increase in carrying value of $11.1 million. The conversion ratio for all series of Preferred Stock is 1:1. The conversion price would be adjusted upon issuance of additional shares of Common Stock (including Common Stock deemed issued by the issuance of options or convertible securities) for consideration less than the applicable conversion price for each series of Preferred Stock, stock splits and combinations, distributions payable on the Common Stock in additional shares of Common Stock, other securities of the Company or other property, merger or reorganization in which the Common Stock is exchanged for securities, cash or other property.

The Company has the right to redeem up to a third of the originally issued shares of Series A Preferred Stock (including Common Stock resulting from the conversion thereof), at a redemption price equal to the Series A original issue price plus a premium of 75%, 150% or 225% thereon if the redemption occurs in the first year, two years or three years respectively of the issuance date. The redemption right terminates after the third anniversary of the issuance date. In the event of redemption of any shares of Series A Preferred Stock, the conversion rights of the shares designated for redemption will terminate on the last full day preceding the date fixed for redemption if the redemption price is fully paid on the redemption date.

Upon any conversion, no adjustment to the conversion price will be made for any declared but unpaid dividends on the Preferred Stock surrendered for conversion or on the Class A Common Stock delivered upon conversion.

All outstanding shares of Preferred Stock shall be mandatorily converted to shares of Class A Common Stock upon the following: (i) a closing of the sale of Common Stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, resulting in at least $275.0 million of proceeds (net of underwriting discounts and commissions), or (ii) at the date and time, or occurrence of an event, specified by vote or written consent of a majority of the then-outstanding Preferred Stock voting together.

Dividend rights

The Company shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company (other than dividends on shares of Common Stock payable in shares of Common Stock) unless (in addition to the obtaining of any consents required elsewhere in the Certificate of Incorporation) the holders of the Preferred Stock then outstanding shall, on a pari passu basis, first receive, or simultaneously receive, a dividend on each outstanding share of Preferred Stock in an amount at least equal to that dividend per share of Preferred Stock as would equal the product of (i) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into Common Stock and (ii) the number of shares of Common Stock issuable upon conversion of a share of the applicable series of Preferred Stock, in each case calculated on the record date for determination of holders entitled to receive such dividend; provided that, if the Company declares, pays or sets aside, on the same date, a dividend on shares of more than one class or series of capital stock of the Company, the dividend payable to the holders of Preferred Stock shall be calculated based upon the dividend on the class or series of capital stock that would result in the highest dividend.

Voting rights

On any matter presented to the stockholders of the Company at any meeting of the stockholders, the holders of Preferred Stock are entitled to cast the number of votes equal to the number of shares of Preferred Stock held. Holders of Preferred Stock vote together as a single class with the holders of the Company’s Common Stock.

The holders of Series D and Series D-1 Preferred Stock voting as a separate class shall be entitled to elect one member of the Volta Board. The holders of Series C, Series C-1 and Series C-2 Preferred Stock voting as a separate class shall be entitled to elect one member of the Volta Board. The holders of Series B Preferred Stock voting as a separate class shall be entitled to elect one member of the Volta Board. The holders of Common Stock voting as a separate class shall be entitled to elect two members of the Volta Board.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, or a deemed liquidation event (a merger or consolidation in which the holders of Common Stock and Preferred Stock hold less than 50% of the post-merger entity or a sale of substantially all of the Company’s assets), the holders of Preferred Stock are entitled to receive assets of the Company in preference to any distribution to holders of Common Stock. Assets available for distribution to holders of Preferred Stock are made on a pari passu basis to all series of Preferred Stock. Payment to Preferred Stockholders shall be made according to this order of preference for an amount (liquidation amount) equal to the greater of (i) original issue price per share, plus any dividends declared but unpaid or (ii) an amount per share that would have been payable had all shares of each Preferred Stock series been converted into Common Stock immediately prior to any such event of liquidation. If upon any such event of liquidation, dissolution, or winding up of the Company, the assets of the Company available for distribution are insufficient, the holders of Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the number of shares held.

Redemption

The holders of Preferred Stock have no voluntary rights to redeem shares. If a deemed liquidation event occurs and the Company does not effect a dissolution of the Company, the holders of the Preferred Stock have the right to require the Company to redeem the Preferred Stock at the same amount as the liquidation amount. Although the Preferred Stock is not mandatorily or currently redeemable, a deemed liquidation would constitute an event outside the Company’s control in which the Company would be obligated to redeem the Preferred Stock.